[DECHERT LETTERHEAD]

March 27, 2008


VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:      Russell Investment Company
         File Nos. 002-71299 and 811-03153

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933 (the "Securities Act"), the undersigned hereby certifies on behalf of Russell Investment Company (the "Trust") that the form of Prospectus and Statement of Additional Information included in Post-Effective Amendment No. 117 to the Trust's Registration Statement on Form N-1A ("PEA 117") that would have been filed by the Trust pursuant to Rule 497(c) under the Securities Act would not have differed from what was contained in PEA 117. I hereby further certify that PEA 117 was filed electronically with the Commission on March 24, 2008 pursuant to Rule 485(b) under the Securities Act.

         No fees are required in connection with this filing.  Please call me at
(617) 728-7155 or John V. O'Hanlon at (617) 728-7111 if you have any questions.



Very truly yours,


/s/ Joshua A. Weinberg
Joshua A. Weinberg


cc:      John V. O'Hanlon, Esq.
         Mary Beth Rhoden, Esq.